Other Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
4.	Other Assets

As of June 30, 2019 and December 31, 2018, other assets consisted of:

	June 30, 2019	December 31, 2018
Prepaid expenses	$479,897	$1,690,959
Interest rate cap agreements (Note 10)	8,046	207,769
Escrow deposits for pending real estate acquisitions	500,100	100,000
Other deposits	1,876,559	924,997
Operating lease right-of-use assets, net	5,871	—

Other assets	$2,870,473	$2,923,725

4. Other Assets

As of December 31, 2018 and 2017, other assets consisted of:

	December 31,
	2018	2017
Prepaid expenses	$1,690,959	$1,411,353
Interest rate cap agreements	207,769	347,409
Escrow deposits for pending real estate acquisitions	100,000	—
Other deposits	924,997	1,053,424

Other assets	$2,923,725	$2,812,186